Exhibit 99.1
Nissan Auto Receivables 2008-A
Monthly Servicer's Certificate
for the month of January 2008

Collection Period	Jan-08	30/360 Days	21
Distribution Date	15-Feb-08	Actual/360 Days	22

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,145,026,660.87	1,145,026,660.87	1,108,389,337.48	0.968003
Total Securities		1,145,026,660.87	1,145,026,660.87	1,108,389,337.48	0.968003
Class A-1 Notes	3.99780%	264,000,000.00	264,000,000.00	227,362,676.61	0.861222
Class A-2 Notes	4.27375%	280,000,000.00	280,000,000.00	280,000,000.00	1.000000
Class A-3 Notes	3.89000%	290,000,000.00	290,000,000.00	290,000,000.00	1.000000
Class A-4 Notes	4.28000%	259,500,000.00	259,500,000.00	259,500,000.00	1.000000
Certificates	0.00000%	51,526,660.87	51,526,660.87	51,526,660.87	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	36,637,323.39	644,978.40	138.7777401	2.4431000
Class A-2 Notes	0.00	731,286.11	-	2.6117361
Class A-3 Notes	0.00	658,058.33	-	2.2691667
Class A-4 Notes	0.00	647,885.00	-	2.4966667
Certificates	0.00	0.00	-	-
Total Securities	36,637,323.39	2,682,207.84

I. COLLECTIONS

Interest:
Interest Collections		4,770,565.03
Repurchased Loan Proceeds Related to Interest		22,195.84
Total Interest Collections		4,792,760.87

Principal:
Principal Collections		32,837,841.52
Repurchased Loan Proceeds Related to Principal		3,799,481.87
Total Principal Collections		36,637,323.39

Recoveries of Defaulted Receivables		0.00
Investment Earnings on Yield Supplement Account		0.00
Release from the Yield Supplement Account		1,092,491.98
Servicer Advances		0.00

Total Collections		42,522,576.24

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Pool Balance - Beginning of Period	61,210	1,145,026,660.87
Total Principal Collections		36,637,323.39
Principal Amount of Gross Losses		0.00
	60,454	1,108,389,337.48

III. DISTRIBUTIONS

Total Collections		42,522,576.24
Reserve Account Draw		0.00
Total Available for Distribution		42,522,576.24

Exhibit 99.1
Nissan Auto Receivables 2008-A
Monthly Servicer's Certificate
for the month of January 2008

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	954,188.88
Servicing Fee Paid	954,188.88
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	644,978.40

Class A-1 Notes Monthly Interest Paid	644,978.40
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	731,286.11

Class A-2 Notes Monthly Interest Paid	731,286.11
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	658,058.33

Class A-3 Notes Monthly Interest Paid	658,058.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	647,885.00

Class A-4 Notes Monthly Interest Paid	647,885.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	2,682,207.84
Total Note Monthly Interest Paid	2,682,207.84
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	38,886,179.52

4. Total Monthly Principal Paid on the Notes	36,637,323.39

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	36,637,323.39
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1
Nissan Auto Receivables 2008-A
Monthly Servicer's Certificate
for the month of January 2008

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		2,248,856.13
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		2,248,856.13

IV. YIELD SUPPLEMENT ACCOUNT

Beginning Yield Supplement Account Balance		21,549,832.04
Release to Collection Account		1,092,491.98
Ending Yield Supplement Account Balance		20,457,340.06

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,862,566.65
Required Reserve Account Amount		2,862,566.65
Beginning Reserve Account Balance		2,862,566.65
Ending Reserve Account Balance		2,862,566.65

Required Reserve Account Amount for Next Period		2,862,566.65

VI. POOL STATISTICS

Weighted Average Coupon		4.82%
Weighted Average Remaining Maturity		49.77

Principal Recoveries of Defaulted Receivables		0.00
Principal on Defaulted Receivables		0.00
Pool Balance at Beginning of Collection Period		1,145,026,660.87
Net Loss Ratio		0.00%

Net Loss Ratio for Second Preceding Collection Period		0.00%
Net Loss Ratio for Preceding Collection Period		0.00%
Net Loss Ratio for Current Collection Period		0.00%
Average Net Loss Ratio		0.00%

Cumulative Net Losses for all Periods		0.00

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	0.00	0
61-90 Days Delinquent	0.00	0
91-120 Days Delinquent	0.00	0
Total Delinquent Receivables:	0.00	0
61+ Days Delinquencies as Percentage of Receivables	0.00%	0.00%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.00%
Delinquency Ratio for Current Collection Period		0.00%
Average Delinquency Ratio		0.00%

Exhibit 99.1
Nissan Auto Receivables 2008-A
Monthly Servicer's Certificate
for the month of January 2008

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No